Financial Risk Factors and Risk Management - Interest Rate Sensitivity (Details) - Interest Rate - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives held within a designated fair value hedge relationship
FINANCIAL RISK FACTORS
Upward yield curve	€ (41)	€ (20)	€ (26)
Downward yield curve	76	5	9
Variable rate financing
FINANCIAL RISK FACTORS
Effect of upward shift in exchange rates, assets, on financial income, net	(8)	(24)	(5)
Effect of downward shift in exchange rates, assets, on financial income, net	€ 8	€ 4	€ 0
U.S. dollar | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	0.50%	1.00%	1.00%
Downward yield curve (as a percent)	0.50%	0.25%	0.25%
U.S. dollar | Variable rate financing
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	0.50%	1.00%
Downward shift, assets (in percent)	0.50%	0.25%
EUR | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	0.10%	0.30%	0.25%
Downward yield curve (as a percent)	0.20%	0.10%	0.25%
EUR | Variable rate financing
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	0.10%	0.30%	0.25%
Downward shift, assets (in percent)	0.20%	0.10%	0.25%